SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		7 Months Ended	9 Months Ended	10 Months Ended
	Jul. 19, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash equivalents			$ 0	$ 0
Federal Depository Insurance Coverage				250,000
Unrecognized tax benefits			0	0
Unrecognized tax benefits accrued for interest and penalties			$ 0	$ 0
Class A ordinary shares subject to possible redemption, shares outstanding				13,800,000
Anti-dilutive securities attributable to warrants (in shares)		450,000		450,000
Private Placement
Anti-dilutive securities attributable to warrants (in shares)				12,810,000
Public Warrants [Member] | IPO [Member]
Number of warrants in a unit	0.50
Private Placement Warrants [Member]
Anti-dilutive securities attributable to warrants (in shares)			12,810,000
Class A Ordinary shares
Class A ordinary shares subject to possible redemption, shares outstanding				13,800,000
Class A Ordinary shares | Public Warrants [Member] | IPO [Member]
Number of warrants in a unit	0.5